LEASES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Leases
Leases, description				Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term.
Description of renewal lease term				one to 17 years or more.
Incremental borrowing rate				8.00%		8.00%
Operating lease cost and rent		$ 30,478	$ 23,279	$ 91,437	$ 91,437	$ 121,917	$ 117,841
Annual rent	$ 15,480					164,095
Renewal lease term	3 years
Termination lease amount						$ 45,032
Operating lease cost							$ 117,841